Segment reporting (Details 2) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Total	$ 2,000,000	$ 0
PRC [Member]
Total	696,978	941,131
Indonesia [Member]
Total	39,994,353	40,604,689
Canada [Member]
Total	$ 2,000,000	$ 0